Investments in Associates and Joint Ventures - Details of Investments in Significant Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions				1 Months Ended			12 Months Ended
		Jul. 31, 2019	Mar. 31, 2019	Aug. 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018
LINE Games Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate							LINE Games Corporation.
Primary business activities							Game development and publishing
Country of incorporation							Korea
Percentage of ownership							49.50%		49.50%
Carrying amount							¥ 14,523		¥ 18,438
PT Bank KEB Hana Indonesia [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate	[1]						PT. Bank KEB Hana Indonesia
Primary business activities	[1]						Banking
Country of incorporation	[1]						Indonesia
Percentage of ownership						20.00%	20.00%	[1]
Carrying amount	[1]						¥ 15,734
LINE Mobile Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate	[2]						LINE Mobile Corporation
Primary business activities	[2]						Mobile virtual network operator
Country of incorporation	[2]						Japan
Percentage of ownership			49.00%		40.00%		40.00%	[2]	49.00%	[2]
Carrying amount	[2]						¥ 6,642		¥ 5,637
Snow Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate	[3]						Snow Corporation
Primary business activities	[3]						Mobile app
Country of incorporation	[3]						Korea
Percentage of ownership		34.00%		29.20%			29.20%	[3]	34.00%	[3]
Carrying amount	[3]						¥ 5,317		¥ 9,346
K-Fund I [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate							K-Fund I
Primary business activities							Investment
Country of incorporation							France
Percentage of ownership							25.00%		25.00%
Carrying amount							¥ 4,416		¥ 2,670
FOLIO Co Ltd [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate							FOLIO Co., Ltd.
Primary business activities							Online trading service
Country of incorporation							Japan
Percentage of ownership							41.40%		41.40%
Carrying amount							¥ 3,840		¥ 5,126
LINE MUSIC Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate							LINE MUSIC Corporation
Primary business activities							Music distribution
Country of incorporation							Japan
Percentage of ownership							36.70%		36.70%
Carrying amount							¥ 0		¥ 505
Drama & Company [member]
Disclosure of investments in associates and joint ventures [line items]
Name of joint venture							Drama & Company Co., Ltd.
Primary business activities							Software Development
Country of incorporation							Korea
Percentage of ownership							40.60%		40.70%
Carrying amount							¥ 1,995		¥ 2,574
RABBIT-LINE PAY COMPANY LIMITED [member]
Disclosure of investments in associates and joint ventures [line items]
Name of joint venture							RABBIT-LINE PAY COMPANY LIMITED
Primary business activities							Payment service
Country of incorporation							Thailand
Percentage of ownership							33.30%		33.30%
Carrying amount							¥ 1,561		¥ 1,856

[1]	In March 2019, the Group acquired 20.0% of PT. Bank KEB Hana Indonesia’s total number of outstanding shares in order to establish a business partnership in banking business. As the Group has significant influence, but not control over PT. Bank KEB Hana Indonesia, the investment is accounted for under the equity method.
[2]	In April 2019, LINE Mobile Corporation, a subsidiary of the Group, issued its new shares through a third-party allotment. As a result, the Group’s ownership interest in LINE Mobile Corporation decreased from 49.0% to 40.0%. As the Group still has significant influence on LINE Mobile Corporation, the investment is accounted for under the equity method.
[3]	In August 2019, Snow Corporation, an associate of the Group, issued new shares through a third-party allotment. As a result, the Group’s ownership interest in Snow Corporation decreased from 34.0% to 29.2%. As the Group still has significant influence on Snow Corporation, the investment is accounted for under the equity method.